Exploration and Evaluation Expenditures (Details) - CAD ($)	9 Months Ended	12 Months Ended
	Mar. 31, 2023	Jun. 30, 2022
Acquisition costs:
Balance, beginning of period	$ 32,689,752	$ 24,876,035
Acquisition of property	1,855,162	6,826,222
Effect of movement in foreign exchange rates	1,654,140	987,495
Balance, period end	36,199,054	32,689,752
Exploration Costs:
Balance, beginning period	8,437,749	6,714,159
Exploration costs	14,841,769	1,457,061
Effect of movement in foreign exchange rates	450,111	266,529
Balance, period end	23,729,629	8,437,749
Exploration and evaluation assets	59,928,683	41,127,501
California property
Acquisition costs:
Balance, beginning of period	18,459,358	12,768,549
Acquisition of property	126,099	5,183,941
Effect of movement in foreign exchange rates	944,456	506,868
Balance, period end	19,529,913	18,459,358
Exploration Costs:
Balance, beginning period	4,332,732	4,153,051
Exploration costs	6,988	14,820
Effect of movement in foreign exchange rates	221,681	164,861
Balance, period end	4,561,401	4,332,732
Exploration and evaluation assets	24,091,314	22,792,090
Arkansas property
Acquisition costs:
Balance, beginning of period	14,230,394	12,107,486
Acquisition of property	1,372,931	1,642,281
Effect of movement in foreign exchange rates	709,684	480,627
Balance, period end	16,313,009	14,230,394
Exploration Costs:
Balance, beginning period	4,105,017	2,561,108
Exploration costs	5,138,911	1,442,241
Effect of movement in foreign exchange rates	228,430	101,668
Balance, period end	9,472,358	4,105,017
Exploration and evaluation assets	25,785,367	$ 18,335,411
Texas Properties [Member]
Acquisition costs:
Acquisition of property	356,132
Balance, period end	356,132
Exploration Costs:
Exploration costs	9,695,870
Balance, period end	9,695,870
Exploration and evaluation assets	$ 10,052,002